Property, plant and equipment - Accumulated depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ (1,925,056)
Balance, end of period	(3,719,621)	$ (1,925,056)
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	906,172	793,274
Depreciation	564,604	367,951
Asset disposal	74,184	255,053
Balance, end of period	1,396,592	906,172
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(35,249)
Balance, end of period	(12,130)	(35,249)
Furniture and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	80,355	112,176
Depreciation	23,119	27,991
Asset disposal		59,812
Balance, end of period	103,474	80,355
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(122,922)
Balance, end of period	(248,795)	(122,922)
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	56,477	30,884
Depreciation	39,064	29,297
Asset disposal		3,704
Balance, end of period	95,541	56,477
TMS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(1,766,885)
Balance, end of period	(3,458,696)	(1,766,885)
TMS devices | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	769,340	650,214
Depreciation	502,421	310,663
Asset disposal	74,184	191,537
Balance, end of period	$ 1,197,577	$ 769,340